LEASES (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES [Abstract]
LEASES
NOTE 6 - LEASES
Operating leases are included in the unaudited condensed consolidated Balance Sheets as follows:

(in thousands)	Classification	June 30, 2024	December 31, 2023
Lease assets
Operating lease cost ROU assets, net	Assets	$806.6	$353.2
Total lease assets		$806.6	$353.2

Lease liabilities
Operating lease liabilities, current	Current liabilities	$276.9	$160.3
Operating lease liabilities, non-current	Liabilities	530.3	201.6
Total lease liabilities		$807.2	$361.9
The components of lease costs, which are included in loss from operations in our unaudited condensed consolidated Statements of Operations we as follows:

	Three Month Period Ended
(in thousands)	June 30, 2024	June 30, 2023
Lease costs
Operating lease costs	$66.7	$44.9
Short-term lease costs	43.2	38.7
Total lease costs	$109.9	$83.6

	Six Month Period Ended
(in thousands)	June 30, 2024	June 30, 2023
Lease costs
Operating lease costs	$111.6	$89.7
Short-term lease costs	81.8	75.7
Total lease costs	$193.4	$165.4
Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following June 30, 2024 were as follows:

(in thousands)
2024 (remainder of)	$159.3
2025	338.7
2026	189.2
2027	159.3
2028	66.3
Total future minimum lease payments	912.8
Amount representing interest	105.6
Present value of net future minimum lease payments	$807.2

NOTE 4 - LEASES
During the years ended December 31, 2023 and 2022, we recognized offsetting ROU assets and lease liabilities of zero and $593.9 respectively. We elected not to recognize ROU assets and operating lease liabilities arising from short-term office and server leases, i.e., leases with initial terms of twelve months or less (deemed immaterial) on the consolidated balance sheets.
When measuring lease liabilities that were classified as operating leases, we discounted lease payments using our estimated incremental borrowing rate at the recognition date during the years ended December 31, 2023 and 2022. The incremental borrowing rate applied to our sole operating lease was 7.01%. As of December 31, 2023, our lease had a remaining useful life of 2.17 years.
Operating leases are included in the consolidated Balance Sheets as follows:

(in thousands)	Classification	December 31, 2023	December 31, 2022
Lease assets
Operating lease cost ROU assets, net	Assets	$353.2	$507.1
Total lease assets		$353.2	$507.1
Lease liabilities
Operating lease liabilities, current	Current liabilities	$160.3	$149.4
Operating lease liabilities, non-current	Liabilities	201.6	362.1
Total lease liabilities		$361.9	$511.5
The components of lease costs, which are included in income/(loss) from operations in our consolidated Statement of Operations were as follows:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
Lease costs
Operating lease costs	179.5	104.7
Total lease costs	$179.5	$104.7
Lease commitments

(in thousands)	December 31, 2023
2024	$180.4
2025	185.8
2026	31.3
Total future minimum lease payments	397.5
Amount representing interest	35.6
Present value of net future minimum lease payments	$361.9